Employees' retirement benefits (Tables)	12 Months Ended
Mar. 31, 2016
Non Contributory Funded Contract Type Corporate Pension Plans
Schedule of Reconciliation of Changes in Plans' Benefit Obligations and Fair Value of Plan Assets

The following table presents the reconciliation of the changes in the plans’ benefit obligations and fair value of plan assets during the fiscal years ended March 31, 2015 and 2016. NTT uses a March 31 measurement date.

	2015	2016
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥1,903,160	¥1,879,969
Service cost	65,160	63,669
Interest cost	25,510	18,569
Actuarial loss (gain)	54,522	73,045
Other	(11,992)	4,857
Benefit payments - Lump-sum severance payments and Pension	(156,391)	(158,083)

Benefit obligation, end of year	1,879,969	1,882,026

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	1,130,188	1,122,736
Actual return on plan assets	96,646	15,578
Employer contributions	3,028	6,133
Other	1,571	1,826
Benefit payments - Pension	(108,697)	(104,712)

Fair value of plan assets, end of year	1,122,736	1,041,561

At March 31:
Under-funded status	¥(757,233)	¥(840,465)

Schedule of Amounts Recognized in Consolidated Balance Sheets

The following table presents the amounts recognized in the consolidated balance sheets:

	2015	2016
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(869,635)	¥(925,239)
Other assets	112,402	84,774
Accumulated other comprehensive loss (income)	162,053	235,895

Net amount recognized	¥(595,180)	¥(604,570)

Schedule of Amounts Recognized as Accumulated Other Comprehensive Loss (Income)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2015	2016
	Millions of yen
At March 31:
Net actuarial loss	¥164,108	¥236,607
Transition obligation	453	404
Prior service cost(*)	(2,508)	(1,116)

Total	¥162,053	¥235,895

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.

Schedule of Projected Benefit Obligation and Fair Value of Plan Assets in Plans with Projected Benefit Obligations in Excess of Fair Value of Plan Assets

The projected benefit obligation and the fair value of plan assets in the plans with projected benefit obligations in excess of fair value of plan assets at March 31, 2015 and 2016 are as follows:

	2015	2016
	Millions of yen
At March 31:
Projected benefit obligation	¥1,873,427	¥1,875,651
Fair value of plan assets	1,113,285	1,034,021

Schedule of Accumulated Benefit Obligation and Fair Value of Plan Assets in Plans with Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The accumulated benefit obligation and the fair value of plan assets in the plans with accumulated benefit obligations in excess of fair value of plan assets at March 31, 2015 and 2016 are as follows:

	2015	2016
	Millions of yen
At March 31:
Accumulated benefit obligation	¥1,873,425	¥1,871,038
Fair value of plan assets	1,113,285	1,034,021

Schedule of Charges to Income for Employees' Retirement Benefits

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2016 included the following components:

	2014	2015	2016
	Millions of yen
Service cost	¥72,631	¥65,160	¥63,669
Interest cost on projected benefit obligation	30,021	25,510	18,569
Expected return on plan assets	(22,069)	(22,027)	(21,624)
Amortization of net actuarial loss	7,694	3,463	5,389
Amortization of transition obligation	167	156	50
Amortization of prior service cost	(3,997)	(1,468)	(1,366)
Curtailment gain from the change in pension plans	(12,966)	—	—

Total	¥71,481	¥70,794	¥64,687

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized as Other Comprehensive Loss (Income)

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2015 and 2016 are as follows:

	2014	2015	2016
	Millions of yen
Other comprehensive loss (income)
Net gain arising during period	¥(95,681)	¥(20,097)	¥79,091
Amortization of net actuarial loss	(7,694)	(3,463)	(5,389)
Amortization of transition obligation	(167)	(156)	(50)
Amortization of prior service cost	3,997	1,468	1,366
Reclassification of prior service cost due to curtailment	12,894	—	—
Other	(1,081)	(5,436)	(1,176)

Total	¥(87,732)	¥(27,684)	¥73,842

Schedule of Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost

The following table presents the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2014	2015	2016
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	1.4%	1.0%	0.5%
Rate of compensation increase	2.4-4.0%	2.4-4.0%	2.4-4.0%

Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	1.5%	1.4%	1.0%
Rate of compensation increase	2.4-3.4%	2.4-4.0%	2.4-4.0%
Expected long-term return on plan assets	2.0%	2.0%	2.0%

Schedule of Fair Values of Pension Plan Assets

The following table presents the fair values of pension plan assets of contract-type corporate pension plans as of March 31, 2015 and 2016. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in note 16.

	As of March 31, 2015
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥4,796	¥4,796	—	—

Debt securities
Japanese government bonds/local government bonds	326,908	321,925	4,983	—
Domestic corporate bonds	105,254	—	105,254	—
Foreign government bonds	85,681	84,970	711	—
Foreign corporate bonds	1,770	417	1,353	—

Equity securities
Domestic	118,169	118,150	19	—
Foreign	82,325	82,325	—	—

Securities investment trust beneficiary certificates
Domestic/debt securities	13,030	—	13,030	—
Domestic/equity securities	10,985	—	10,985	—
Foreign/debt securities	8,189	—	8,189	—
Foreign/equity securities	10,809	—	10,809	—

Pooled funds	150,199	—	150,199	—

Life insurance company general accounts	203,026	—	203,026	—

Others	1,595	—	3	1,592

Total	¥1,122,736	¥612,583	¥508,561	¥1,592

	As of March 31, 2016
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥29,539	¥29,539	—	—

Debt securities
Japanese government bonds/local government bonds	485,858	483,087	2,771	—
Domestic corporate bonds	52,610	—	52,610	—
Foreign government bonds	57,996	55,597	2,399	—
Foreign corporate bonds	2,147	829	1,318	—

Equity securities
Domestic	34,318	34,296	22	—
Foreign	58,053	58,053	—	—

Securities investment trust beneficiary certificates
Domestic/debt securities	24,677	—	24,677	—
Domestic/equity securities	12,728	—	12,728	—
Foreign/debt securities	9,639	—	9,639	—
Foreign/equity securities	8,579	—	8,579	—

Pooled funds	83,406	—	83,406	—

Life insurance company general accounts	180,552	—	180,552	—

Others	1,459	—	(10)	1,469

Total	¥1,041,561	¥661,401	¥378,691	¥1,469

Schedule of Estimated Future Benefit Payments	The estimated future benefit payments are as follows:

Year ending March 31	Millions of yen
2017	¥133,104
2018	141,922
2019	134,187
2020	123,729
2021	115,630
2022-2026	557,629

Total	¥1,206,201

NTT CDBP
Schedule of Reconciliation of Changes in Plans' Benefit Obligations and Fair Value of Plan Assets

The following table presents a reconciliation of the changes in the benefit obligations and fair value of assets of the NTT CDBP at March 31, 2015 and 2016. NTT uses a March 31 measurement date.

	2015	2016
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥1,553,265	¥1,683,431
Service cost	37,281	40,999
Interest cost	21,278	16,602
Actuarial loss (gain)	97,160	197,662
Other	9,293	11,647
Benefit payments	(34,846)	(40,089)

Benefit obligation, end of year	1,683,431	1,910,252

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	1,056,584	1,165,104
Actual return on plan assets	116,626	(7,432)
Employer contributions	16,818	17,720
Employee contributions	3,753	3,270
Other	6,169	8,175
Benefits payments	(34,846)	(39,957)

Fair value of plan assets, end of year	1,165,104	1,146,880

At March 31:
Under-funded status	¥(518,327)	¥(763,372)

Schedule of Amounts Recognized in Consolidated Balance Sheets

The following table provides the amounts recognized in the consolidated balance sheets:

	2015	2016
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(518,327)	¥(763,372)
Accumulated other comprehensive loss	28,015	269,435

Net amount recognized	¥(490,312)	¥(493,937)

Schedule of Amounts Recognized as Accumulated Other Comprehensive Loss (Income)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2015	2016
	Millions of yen
At March 31:
Net actuarial loss	¥93,281	¥327,178
Prior service cost(*)	(65,266)	(57,743)

Total	¥28,015	¥269,435

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.

Schedule of Charges to Income for Employees' Retirement Benefits

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2016 included the following components:

	2014	2015	2016
	Millions of yen
Service cost	¥39,098	¥37,281	¥40,999
Interest cost on projected benefit obligation	22,961	21,278	16,602
Expected return on plan assets	(23,871)	(25,825)	(28,708)
Amortization of net actuarial loss	15,265	5,783	4,997
Amortization of prior service cost	(5,512)	(7,487)	(7,513)
Employee contributions	(3,557)	(3,753)	(3,270)

Total	¥44,384	¥27,277	¥23,107

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized as Other Comprehensive Loss (Income)

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2015 and 2016 are as follows:

	2014	2015	2016
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥(72,546)	¥6,359	¥233,802
Amortization of net actuarial loss	(15,265)	(5,783)	(4,997)
Accrued prior service cost	(76,050)	—	—
Amortization of prior service cost	5,512	7,487	7,513
Other	1	(3,236)	5,102

Total	¥(158,348)	¥4,827	¥241,420

Schedule of Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost

The following table presents the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2014	2015	2016
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	1.4%	1.0%	0.5%
Rate of compensation increase	3.4%	3.4%	3.4%

Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	1.5%	1.4%	1.0%
Rate of compensation increase	3.9%	3.4%	3.4%
Expected long-term return on plan assets	2.5%	2.5%	2.5%

Schedule of Fair Values of Pension Plan Assets

The following table presents the fair values of pension plan assets of NTT CDBP as of March 31, 2015 and 2016. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in note 16.

	As of March 31, 2015
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥8,984	¥8,984	—	—

Debt securities
Japanese government bonds/local government bonds	323,496	318,634	4,862	—
Domestic corporate bonds	91,110	—	91,110	—
Foreign government bonds	82,179	81,565	614	—
Foreign corporate bonds	1,178	346	832	—

Equity securities
Domestic	214,675	214,645	30	—
Foreign	124,158	124,157	—	1

Securities investment trust beneficiary certificates
Domestic/debt securities	20,298	—	20,298	—
Domestic/equity securities	28,994	—	28,994	—
Foreign/debt securities	19,788	—	19,788	—
Foreign/equity securities	18,382	—	18,382	—

Pooled funds	94,532	—	94,532	—

Life insurance company general accounts	134,892	—	134,892	—

Others	2,438	—	2	2,436

Total	¥1,165,104	¥748,331	¥414,336	¥2,437

	As of March 31, 2016
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥7,562	¥7,562	—	—

Debt securities
Japanese government bonds/local government bonds	332,087	325,561	6,526	—
Domestic corporate bonds	75,967	—	75,967	—
Foreign government bonds	62,128	59,883	2,245	—
Foreign corporate bonds	364	103	261	—

Equity securities
Domestic	114,971	114,909	62	—
Foreign	93,561	93,561	—	0

Securities investment trust beneficiary certificates
Domestic/debt securities	106,456	—	106,456	—
Domestic/equity securities	76,900	—	76,900	—
Foreign/debt securities	32,385	—	32,385	—
Foreign/equity securities	19,917	—	19,917	—

Pooled funds	85,987	—	85,987	—

Life insurance company general accounts	136,852	—	136,852	—

Others	1,743	—	2	1,741

Total	¥1,146,880	¥601,579	¥543,560	¥1,741

Schedule of Estimated Future Benefit Payments	The estimated future benefit payments of the NTT CDBP are as follows:

Year ending March 31	Millions of yen
2017	39,338
2018	41,419
2019	43,641
2020	44,278
2021	45,916
2022-2026	239,765

Total	¥454,357